Long-Term Notes Receivable and Other Assets (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Long-Term Notes Receivable
As of December 31, 2019 and 2018, the balance of long-term notes receivable was as follows:

	2019		2018
Promissory notes issued by the Mexican Government	Ps.	121,624,852	Ps.	118,827,894
Other long-term notes receivable (1)		940,454		1,000,704

Total long-term notes receivable	Ps.	122,565,306	Ps.	119,828,598

(1)	Mainly collection rights related to Value Added Tax from the non-recourse factoring contract between Pemex Logistics and Banco Mercantil del Norte, S.A.

Summary of Promissory Notes Issued
Promissory notes issued by the Mexican Government

	2019		2018
Total promissory notes issued by the Mexican Government	Ps.	126,534,822		Ps 156,981,745
Less: current portion of notes receivable issued by the Mexican Government, net of expected credit losses (2)		4,909,970		38,153,851
Long-term promissory notes	Ps.	121,624,852	Ps.	118,827,894

(2)
The amount reflects the principal and interest from promissory note 4 in 2019 and promissory notes 3 and 21 to 26A in 2018 ,as well as promissory notes matured on March 31, 2020 and 2019, respectively.

Summary of Promissory Notes Maturity Dates and Annual Rates
As of December 31, 2019 and 2018, these promissory notes amounted to Ps. 126,542,822 and Ps. 156,981,745, respectively. PEMEX intends to hold them to maturity. These promissory notes will be converted into cash with annual maturity dates ranging from 2020 to 2036 and yielding rates ranging from 5.39% to 7.00%, as follows:

As of December 31, 2019
Number of Promissory Notes	Maturity	Yield Rate Range		Principal Amount
1	2020	5.	39%	Ps.	4,909,970	(1)
1	2021	5.	57%		5,846,979
1	2022	5.	74%		6,500,329
1	2023	5.	88%		7,112,804
1	2024	5.	99%		7,534,758
5	2025 to 2029	6.	06% to 6.62%		40,018,603
5	2030 to 2034	6.	70% to 6.90%		39,692,547
2	2035 to 2036	6.	95% to 7.00%		14,918,832

	Total promissory notes			Ps.	126,534,822
	Less: current portion				4,909,970

	Long-term notes receivable			Ps.	121,624,852

(1)	The amount of the promissory note is Ps. 4,917,970, less an impairment of Ps. 8,000.

Summary of Other Assets
At December 31, 2019 and 2018, the balance of other assets was as follows:

	2019		2018
Insurance		2,967,625	Ps.	3,591,079
Payments in advance		2,650,251		1,114,513
Other		1,518,801		1,720,218

Total other assets	Ps.	7,136,677	Ps.	6,425,810